QuantShares U.S. Market Neutral Momentum Fund
QuantShares U.S. Market Neutral Momentum Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Momentum Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expenses on Short Positions		2.24%
Other Expenses		6.00%
Total Other Expenses		8.24%
Total Annual Fund Operating Expenses		8.74%
Fee Waiver and Expense Reimbursement	[1]	(5.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		3.73%
[1]	The Adviser has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2014 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) ('Operating Expenses') of the Fund are limited to 1.49% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of the Fund's average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
QuantShares U.S. Market Neutral Momentum Fund	375	2,080	3,659	7,119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance. During the fiscal year ended June 30, 2013, the Fund's portfolio turnover rate was 417% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

The universe for the Target Momentum Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Momentum Index identifies approximately the 20% of securities with the highest momentum within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest momentum within each sector as equal-weighted short positions. A stock's momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Momentum Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the Target Momentum Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Momentum Index that, collectively, have an investment profile correlated with the Target Momentum Index.

The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Momentum Index, which FFCM LLC, the Fund's investment adviser (the “Adviser”), believes will help the Fund track its Target Momentum Index. Such instruments are expected to include long and short common stocks not in the Target Momentum Index, derivatives, including swap agreements based on the Target Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target Momentum Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral-meaning that at each monthly reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. If, between reconstitutions the value of short positions in the Target Momentum Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Momentum Index will be rebalanced back to equal weights and sector neutrality. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Momentum Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Momentum Risk: For the Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Momentum Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Leverage may magnify the Fund's gains or losses.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Momentum Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Momentum Index. As a result, the Fund may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund's investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's Target Momentum Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Momentum Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Momentum Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Momentum Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Momentum Index and the S&P 500® Index, a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund's website at www.quant-shares.com.

For the period shown in the bar chart above:
Best Quarter	(June 30, 2012)	7.37%
Worst Quarter	(December 31, 2012)	(2.25)%
The year-to-date return as of the quarter ended September 30, 2013 is 0.24%.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Label	One Year	Since Inception of Fund	Inception Date of Fund
QuantShares U.S. Market Neutral Momentum Fund	Before Taxes	3.86%	1.26%	Sep. 06, 2011
QuantShares U.S. Market Neutral Momentum Fund After Taxes on Distributions	After Taxes on Distributions	3.86%	0.63%	Sep. 06, 2011
QuantShares U.S. Market Neutral Momentum Fund After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	2.51%	0.73%	Sep. 06, 2011
QuantShares U.S. Market Neutral Momentum Fund Dow Jones U.S. Thematic Market Neutral Momentum Index	Dow Jones U.S. Thematic Market Neutral Momentum Index	6.00%	3.41%	Sep. 06, 2011
QuantShares U.S. Market Neutral Momentum Fund S&P 500 Index	S&P 500 Index	16.00%	35.98%	Sep. 06, 2011

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.